Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

April 30, 2012

Dates Covered
Collections Period	04/01/12 - 04/30/12
Interest Accrual Period	04/16/12 - 05/14/12
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/12	320,132,511.97	31,249
Yield Supplement Overcollateralization Amount at 03/31/12	12,322,474.09	0

Receivables Balance at 03/31/12	332,454,986.06	31,249
Principal Payments	17,062,661.18	751
Defaulted Receivables	199,236.27	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/12	11,352,635.74	0

Pool Balance at 04/30/12	303,840,452.87	30,487

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	2,297,760.78	176
Past Due 61-90 days	451,728.38	36
Past Due 91 + days	121,611.69	12

Total	2,871,100.85	224

Total 31+ Delinquent as % Ending Pool Balance	0.94%

Recoveries	153,353.75

Aggregate Net Losses/(Gains) – April 2012	45,882.52

Overcollateralization Target Amount	18,230,427.17
Actual Overcollateralization	18,230,427.17

Weighted Average APR	4.40%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	32.54

Flow of Funds	$ Amount

Collections	18,464,210.74
Advances	654.65
Investment Earnings on Cash Accounts	2,319.25
Servicing Fee	(277,045.82)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	18,190,138.82

Distributions of Available Funds
(1) Class A Interest	444,042.08
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,314,535.55
(7) Distribution to Certificateholders	2,350,226.39
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	18,190,138.82

Servicing Fee	277,045.82
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 04/16/12	300,924,561.25
Principal Paid	15,314,535.55
Note Balance @ 05/15/12	285,610,025.70

Class A-1
Note Balance @ 04/16/12	0.00
Principal Paid	0.00
Note Balance @ 05/15/12	0.00
Note Factor @ 05/15/12	0.0000000%

Class A-2
Note Balance @ 04/16/12	0.00
Principal Paid	0.00
Note Balance @ 05/15/12	0.00
Note Factor @ 05/15/12	0.0000000%

Class A-3
Note Balance @ 04/16/12	70,922,561.25
Principal Paid	15,314,535.55
Note Balance @ 05/15/12	55,608,025.70
Note Factor @ 05/15/12	23.0738696%

Class A-4
Note Balance @ 04/16/12	198,106,000.00
Principal Paid	0.00
Note Balance @ 05/15/12	198,106,000.00
Note Factor @ 05/15/12	100.0000000%

Class B
Note Balance @ 04/16/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 05/15/12	31,896,000.00
Note Factor @ 05/15/12	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	525,376.88
Total Principal Paid	15,314,535.55

Total Paid	15,839,912.43

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	79,196.86
Principal Paid	15,314,535.55

Total Paid to A-3 Holders	15,393,732.41

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5729288
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.7006567

Total Distribution Amount	17.2735855

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3286177
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	63.5457907

Total A-3 Distribution Amount	63.8744084

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/12	22,203.22
Balance as of 04/30/12	22,857.87
Change	654.65

Reserve Account
Balance as of 04/16/12	2,345,271.93
Investment Earnings	255.07
Investment Earnings Paid	(255.07)
Deposit/(Withdrawal)	—
Balance as of 05/15/12	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93